Consolidated Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Feb. 27, 2011
Cash flows provided by operating activities:
Net income (loss)	$ (13,468)	$ (19,002)	$ (12,200)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	7,031	7,490	9,116
Amortization of deferred financing costs and debt discount	11,733	10,501	8,466
Stock-based compensation	216	336	468
Non-cash portion of restructuring charges	393
Deferred tax expense (income)	614	(8,585)	(2,163)
Provision for doubtful accounts	(93)	121	163
Inventory provision	812	716	959
Loss on extinguishment of debt	939	1,222	3,751
Premium on excess cash flow payment	(999)	(999)
(Gain) loss on change in fair value of embedded derivatives	(4,752)	8,873	297
(Gain) from sale of subsidiary			(3,655)
Loss on sale of asset		13	27
Loss on retirement of property and equipment	72	144	482
Loss on abandoned patents		45
Interest payable-in-kind	8,611	7,871	6,560
Changes in assets and liabilities
Accounts receivable	(1,158)	982	3,840
Inventory	(451)	(2,012)	(2,315)
Prepaid expenses and other current assets	430	(84)	1,211
Accounts payable	31	604	(721)
Accrued expenses	2,399	309	(50)
Accrued interest	(370)	(1,017)	7,735
Income taxes payable	(44)	(142)	184
Deferred revenue	(333)	(37)	(5,564)
Other long-term assets and liabilities	2,377	1,068	3,158
Net cash provided by (used in) operating activities	13,990	8,417	19,749
Cash flows used in investing activities:
Acquisition of property and equipment	(6,249)	(3,665)	(6,238)
Proceeds from sale of subsidiary			3,555
Acquisition of business, net of cash acquired of $34	(6,821)
Proceeds from the disposition of property and equipment		19
Acquisition of other long-term assets	(142)	(100)	(86)
Net cash used in investing activities	(13,212)	(3,746)	(2,769)
Cash flows used in financing activities:
Proceeds from issuance of long-term debt, Series B preferred stock and Series B ordinary stock			207,281
Payments on long-term debt	(4,995)	(4,997)	(218,000)
Payment of debt and equity issuance fees		(308)	(13,515)
Proceeds from the exercise of stock options		2
Proceeds from revolving credit facility			8,000
Payments on revolving credit facility			(30,000)
Net cash used in financing activities	(4,995)	(5,303)	(46,234)
Effect of exchange rate changes on cash	(1,130)	42	586
Net decrease in cash and cash equivalents	(5,347)	(590)	(28,668)
Cash and cash equivalents at beginning of period	27,510	28,100	56,768
Cash and cash equivalents at end of period	22,163	27,510	28,100
Supplemental cash flow information:
Cash paid for interest	30,041	30,983	20,979
Cash paid for income taxes, net of refunds	1,482	1,884	1,479
Supplemental disclosure of noncash investing and financing activities Accretion of preferred stock Series A	8,734	8,088	7,489
Supplemental disclosure of noncash investing and financing activities Accretion of preferred stock Series B	$ 4,703	$ 4,354	$ 43,400